united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 2/28/19

Item 1. Schedule of Investments.

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2019

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 97.9%			Cosmetics/Personal Care - 1.2%
Aerospace/Defense - 1.8%			15,500	Procter & Gamble Co.	$1,527,525
2,000	Boeing Co.	$879,920
2,400	Raytheon Co.	447,600	Diversified Financial Services - 10.0%
7,800	United Technologies Corp.	980,226	3,570	BlackRock, Inc.	1,582,295
		2,307,746	20,000	Capital One Financial Corp.	1,671,600
Airlines - 1.3%			23,650	Intercontinental Exchange, Inc.	1,824,598
30,000	Southwest Airlines Co.	1,681,200	51,200	Visa, Inc.	7,583,744
					12,662,237
Apparel - 0.9%			Electronics - 0.8%
13,400	NIKE, Inc.	1,148,782	5,500	Alliant Energy Corp.	252,285
			3,500	Dominion Energy, Inc.	259,315
Banks - 8.2%			1,400	Duke Energy Corp.	125,524
100,385	Bank of America Corp.	2,919,196	1,350	NextEra Energy, Inc.	253,422
25,000	BB&T Corp.	1,274,250	2,500	Southern Co.	124,225
6,300	Goldman Sachs Group, Inc.	1,239,210			1,014,771
22,000	JPMorgan Chase & Co.	2,295,920	Electronics - 1.2%
45,000	Morgan Stanley	1,889,100	10,000	Honeywell International, Inc.	1,540,700
14,800	US BanCorp.	765,012
		10,382,688	Healthcare-Products - 4.7%
Beverages - 3.0%			14,750	Abbott Laboratories	1,144,895
34,000	Monster Beverage Corp. *	2,170,220	6,300	Boston Scientific Corp. *	252,756
14,200	PepsiCo, Inc.	1,642,088	5,000	Danaher Corp.	635,100
		3,812,308	5,500	Medtronic PLC	497,750
Biotechnology - 2.8%			11,000	Stryker Corp.	2,073,610
2,000	Alexion Pharmaceuticals, Inc. *	270,660	5,000	Thermo Fisher Scientific, Inc.	1,297,850
12,500	Amgen, Inc.	2,376,000			5,901,961
7,000	Celgene Corp. *	581,840	Healthcare-Services - 2.4%
600	Regeneron Pharmaceuticals, Inc. *	258,444	12,500	UnitedHealth Group, Inc.	3,027,750
		3,486,944
Building Materials - 2.3%			Insurance - 1.6%
55,000	Masco Corp.	2,065,800	10,000	Berkshire Hathaway, Inc. *	2,013,000
7,100	Vulcan Materials Co.	791,366
		2,857,166	Internet - 18.7%
Chemicals - 2.1%			4,000	Alphabet, Inc. - Class A *	4,506,200
2,700	Air Products & Chemicals, Inc.	489,186	4,905	Amazon.com, Inc. *	8,043,366
3,000	International Flavors & Fragrances, Inc.	382,500	24,800	Facebook, Inc. *	4,003,960
4,000	Sherwin-Williams Co.	1,732,800	30,000	GrubHub, Inc. *	2,447,400
		2,604,486	11,275	Netflix, Inc. *	4,037,577
Commercial Services - 0.5%			20,000	Twitter, Inc. *	615,600
3,900	Ecolab, Inc.	658,749			23,654,103
			Oil & Gas - 3.3%
Computers - 4.5%			12,500	Chevron Corp.	1,494,750
32,700	Apple, Inc.	5,662,005	14,800	Occidental Petroleum Corp.	979,020
			18,000	Phillips 66	1,734,480
					4,208,250

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 97.9% (Continued)			Software - 7.3%
Pharmaceuticals - 7.9%			18,000	Activision Blizzard, Inc.	$758,520
17,500	AmerisourceBergen Corp.	$1,457,750	1,000	Adobe, Inc. *	262,500
16,000	CVS Health Corp.	925,280	37,800	Microsoft Corp.	4,234,734
2,100	Eli Lilly & Co.	265,209	5,000	Oracle Corp.	260,650
18,500	Johnson & Johnson	2,527,840	2,000	Red Hat, Inc. *	365,200
27,900	Merck & Co., Inc.	2,267,991	20,700	salesforce.com, Inc. *	3,387,555
52,000	Pfizer, Inc.	2,254,200			9,269,159
3,500	Zoetis, Inc.	329,805	Telecommunications - 0.9%
		10,028,075	5,250	Cisco Systems, Inc.	271,792
			15,000	Verizon Communications, Inc.	853,800
REITS - 0.5%					1,125,592
1,150	American Tower Corp.	202,573	Transportation - 2.1%
2,700	Equity Residential	198,963	9,000	FedEx Corp.	1,629,000
1,100	Simon Property Group, Inc.	199,276	9,000	United Parcel Service, Inc.	991,800
		600,812			2,620,800
Retail - 7.7%
5,100	Costco Wholesale Corp.	1,115,574	TOTAL COMMON STOCK (Cost - $58,239,036)		123,750,451
15,000	Domino's Pizza, Inc.	3,764,100
8,800	Home Depot, Inc.	1,629,232	MONEY MARKET FUND - 2.0%
15,100	TJX Cos., Inc.	774,479	2,480,280	BlackRock Liquidity Funds Treasury
24,300	Wal-Mart Stores, Inc.	2,405,457		Trust Fund - Institutional Shares, 2.27% (a)	2,480,280
		9,688,842	TOTAL MONEY MARKET FUND		2,480,280
Semiconductors - 0.2%			(Cost - $2,480,280)
5,000	Intel Corp.	264,800
			TOTAL INVESTMENTS - 99.9%
			(Cost - $60,719,316)		$126,230,731
			Other assets less liabilities - 0.1%		131,893
			TOTAL NET ASSETS - 100.0%		$126,362,624

PLC - Public Limited Company
REIT - Real Estate Investment Trust
* Non-income producing security.
(a) Money market fund; interest rate reflects seven-day effective yield on February 28, 2019.

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2019
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 56.8%			Electric - 3.0%
Aerospace / Defense - 2.4%				Duke Energy Florida LLC
	Boeing Co.		$250,000	3.10%, due 8/15/2021	$250,723
$250,000	2.25%, due 6/15/2026	$233,280		Georgia Power Co.
1,000,000	3.25%, due 3/1/2028	993,080	2,000,000	3.25%, due 3/30/2027	1,875,237
	General Dynamics Corp.				2,125,960
500,000	2.25%, due 11/15/2022	490,794	Food - 1.4%
		1,717,154		Campbell Soup Co.
Auto Manufacturers - 0.7%			1,000,000	4.15%, due 3/15/2028	958,507
	Ford Motor Co.
500,000	6.625%, due 10/1/2028	511,643	Household Products/Wares - 0.7%
				Kimberly-Clark Corp.
Banks - 17.6%			500,000	2.40%, due 3/1/2022	493,504
	Bank of America Corp.
1,000,000	4.00%, due 1/22/2025	1,003,156	Insurance - 3.5%
500,000	4.183%, due 11/25/2027	498,421		Aflac, Inc.
	Bank of NY Mellon Corp.		1,000,000	4.00%, due 2/15/2022	1,024,861
1,000,000	3.25%, due 5/16/2027	987,533		American International Group, Inc.
	Citigroup, Inc.		1,000,000	3.90%, due 4/1/2026	981,862
500,000	4.45%, due 9/29/2027	502,501		MetLife, Inc.
	Goldman Sachs Group, Inc.		500,000	3.00%, due 3/1/2025	491,074
500,000	3.625%, due 1/22/2023	504,999			2,497,797
500,000	3.85%, due 1/26/2027	491,325	Media - 0.4%
	JPMorgan Chase & Co.			Walt Disney Co.
1,000,000	3.875%, due 9/10/2024	1,012,908	300,000	3.15%, due 9/17/2025	301,854
1,000,000	3.125%, due 1/23/2025	984,017
500,000	3.30%, due 4/1/2026	490,126	Oil & Gas - 5.0%
	Morgan Stanley			BP Capital Markets PLC
1,000,000	3.625%, due 1/20/2027	985,146	1,000,000	2.75%, due 5/10/2023	984,475
1,000,000	3.95%, due 4/23/2027	978,299	1,000,000	3.535%, due 11/4/2024	1,016,525
	US BanCorp.		500,000	3.017%, due 1/16/2027	481,596
500,000	3.60%, due 9/11/2024	508,878		Occidental Petroleum Corp.
500,000	3.10%, due 4/27/2026	490,374	1,000,000	3.40%, due 4/15/2026	1,002,471
	Wells Fargo & Co.				3,485,067
2,000,000	3.45%, due 2/13/2023	2,003,818	Pharmaceuticals - 3.2%
1,000,000	3.00%, due 2/19/2025	974,461		CVS Health Corp.
		12,415,962	1,000,000	4.30%, due 3/25/2028	1,001,508
Beverages - 3.5%				Merck & Co., Inc.
	Anheuser-Busch InBev Worldwide, Inc.		1,000,000	2.80%, due 5/18/2023	994,383
2,000,000	4.00%, due 4/13/2028	1,988,829		Pfizer, Inc.
	Coca-Cola Co.		250,000	2.75%, due 6/3/2026	241,788
500,000	2.55%, due 6/1/2026	479,620			2,237,679
		2,468,449	REIT - 0.7%
Chemicals - 1.4%				Simon Property Group LP
	Air Products & Chemicals, Inc.		500,000	3.375%, due 6/15/2027	490,763
500,000	2.75%, due 2/3/2023	492,848
	Praxair, Inc.		Retail - 2.4%
500,000	2.45%, due 2/15/2022	492,854		Lowe's Cos., Inc.
		985,702	1,000,000	3.10%, due 5/3/2027	944,942
Computers - 1.4%				McDonald's Corp.
	Apple, Inc.		500,000	2.625%, due 1/15/2022	496,394
1,000,000	2.90%, due 9/12/2027	966,764		Target Corp.
			250,000	2.50%, due 4/15/2026	238,238
					1,679,574
	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2019
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 56.8% (Continued)			U.S. Government Securities - 4.2%
Software - 0.7%				U.S. Treasury Inflation Protected Security
	Oracle Corp.		1,000,000	2.50%, due 2/28/2026	$992,852
$500,000	3.40%, due 7/8/2024	$506,629	2,000,000	2.125%, due 2/29/2024	1,962,422
			(Cost - $2,955,674)		2,955,274
Telecommunications - 8.1%
	AT&T, Inc.		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
1,800,000	3.00%, due 2/15/2022	1,792,377	(Cost - $29,354,035)		28,792,534
1,000,000	3.60%, due 2/17/2023	1,007,179
	Cisco Systems, Inc.		MONEY MARKET FUND - 5.7%
1,000,000	3.50%, due 6/15/2025	1,021,042		BlackRock Liquidity Funds Treasury
	Verizon Communications, Inc.		4,035,365	Trust Fund - Institutional Shares, 2.27% (a)	$4,035,365
1,000,000	5.15%, due 9/15/2023	1,086,503	TOTAL MONEY MARKET FUND
500,000	4.15%, due 3/15/2024	521,114	(Cost - $4,035,365)
	Vodafone Group PLC
250,000	4.375%, due 3/16/2021	255,784	TOTAL INVESTMENTS - 103.4%
		5,683,999	(Cost - $74,154,283)		$72,847,526
Transportation - 0.7%			Liabilities in excess of other assets - (3.4) %		(2,379,039)
	Union Pacific Corp.		TOTAL NET ASSETS - 100.0%		$70,468,487
500,000	2.75%, due 4/15/2023	492,620

TOTAL CORPORATE BONDS
(Cost - $40,764,883)		40,019,627

U.S. GOVERNMENT AGENCY OBLIGATIONS - 40.9%
Government Agencies - 36.7%
	Federal Farm Credit Bank
2,000,000	2.35%, due 8/14/2024	1,966,626
750,000	2.62%, due 11/17/2025	742,591
500,000	2.57%, due 5/11/2026	482,175
2,000,000	2.60%, due 5/26/2026	1,902,760
1,500,000	2.09%, due 9/8/2026	1,404,667
500,000	2.59%, due 8/2/2027	487,400
1,000,000	2.73%, due 12/20/2027	973,721
1,000,000	2.875%, due 1/18/2028	992,926
2,000,000	3.15%, due 4/3/2028	2,026,507
1,500,000	3.73%, due 9/20/2028	1,504,376
	Federal Home Loan Bank
500,000	2.375%, due 6/10/2022	496,358
3,000,000	2.50%, due 12/9/2022	2,988,535
2,000,000	2.75%, due 12/13/2024	2,008,670
1,000,000	2.625%, due 9/12/2025	989,380
1,000,000	2.60%, due 12/4/2025	977,199
500,000	2.70%, due 12/29/2025	493,041
500,000	2.375%, due 9/10/2027	472,531
1,000,000	3.25%, due 9/8/2028	1,016,580
	Federal National Mortgage Association
2,000,000	2.625%, due 9/6/2024	1,999,938
2,000,000	2.125%, due 4/24/2026	1,911,279
(Cost - $26,398,361)		25,837,260

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a) Money market fund; interest rate reflects seven-day effective yield on February 28, 2019.

	THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2019

The following is a summary of significant accounting policies followed by the Trust in preparation of the Schedule of  Investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”).  Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.   Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities.   The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2019 for the Funds' assets measured at fair value:

North Country Equity Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$123,750,451	$-	$-	$123,750,451
Money Market Fund	2,480,280	-	-	2,480,280
Total	$126,230,731	$-	$-	$126,230,731

North Country Intermediate Bond Fund
Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$40,019,627	$-	$40,019,627
U.S. Government Agency Obligations	-	28,792,534	-	28,792,534
Money Market Fund	4,035,365	-	-	4,035,365
Total	$4,035,365	$68,812,161	$-	$72,847,526

*Refer to the Schedule of Investments for industry classifications.
The Funds did not hold any Level 3 securities during the period.
The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at February 28, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Equity Growth	$60,719,316	$65,565,178	$(53,763)	$65,511,415
Intermediate Bond	74,154,283	224,638	(1,531,395)	(1,306,757)

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 4/24/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 4/24/19

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 4/24/19